Inventories, net - Schedule of inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventories
Total raw materials	$ 58,914	$ 58,997
Work-in-process	67,996	59,995
Finished goods	98,112	97,945
Inventories, net	225,022	216,937
Cannabis
Inventories
Total raw materials	38,885	43,554
Non-Cannabis
Inventories
Total raw materials	$ 20,029	$ 15,443